Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues:
Rental income	$ 890,147		$ 536,272		$ 453,022
Resident fees and services	456,085		51,006		0
Interest income	41,070		40,855		40,885
Other income	11,295		7,245		7,788
Total revenues	1,398,597		635,378		501,695
Expenses:
Interest expense	313,954		146,811		92,590
Property operating expenses	379,476		79,294		42,501
Depreciation and amortization	412,531		181,048		134,771
General and administrative	77,201		54,626		49,691
Transaction costs	70,224		46,660		0
Realized loss of derivatives	0		0		0
Loss (gain) on extinguishment of debt	(979)		34,171		25,107
Provision for loan losses	2,010		29,684		23,261
Total expenses	1,254,417		572,294		367,921
Income from continuing operations before income taxes and income from unconsolidated entities	144,180		63,084		133,774
Income tax (expense) benefit	(1,388)		(364)		(168)
Income from unconsolidated entities	5,772		6,673		0
Income from continuing operations	148,564		69,393		133,606
Discontinued operations:
Gain (loss) on sales of properties	61,160		36,115		43,394
Impairment of assets	(12,194)		(947)		(25,223)
Income (loss) from discontinued operations, net	15,186		24,323		41,150
Discontinued operations, net	64,152		59,491		59,321
Net income	212,716		128,884		192,927
Less: Preferred stock dividends	60,502		21,645		22,079
Net income (loss) attributable to noncontrolling interests	(4,894)	[1]	357	[1]	(342)	[1]
Net income attributable to common stockholders	$ 157,108		$ 106,882		$ 171,190
Average number of common shares outstanding:
Basic	173,741		127,656		114,207
Diluted	174,401		128,208		114,612
Basic:
Income from continuing operations attributable to common stockholders	$ 0.54		$ 0.37		$ 0.98
Discontinued operations, net	$ 0.37		$ 0.47		$ 0.52
Basic earnings per share	$ 0.90		$ 0.84		$ 1.50
Diluted:
Income from continuing operations attributable to common stockholders	$ 0.53		$ 0.37		$ 0.98
Discontinued operations, net	$ 0.37		$ 0.46		$ 0.52
Diluted earnings per share	$ 0.90		$ 0.83		$ 1.49

[1]	Includes amounts attributable to redeemable noncontrolling interests